Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Financing receivables, net
Schedule of gross financing receivables

	December 31,
	2023	2024
	US$	US$

Financing receivables, gross
Micro-credit personal loans	18,213	—

Less: allowance for expected credit loss on financing receivables	(18,213)	—

Financing receivables, net	—	—

Schedule of allowance for credit losses on financing receivables

	For the year ended December 31,
	2023	2024
	US$	US$

Balance at the beginning of the year	(18,556)	(18,213)
Addition for the year, net	343	—
Disposal of a subsidiary	—	18,213

Balance at the end of the year	(18,213)	—